FAIR VALUE OF ASSETS AND LIABILITIES - Assets measured at fair value on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Assets
Other financial assets	$ 30,285		$ 34,385
Derivative financial instruments	4,417,863	[1]	2,938,142
Investment properties	6,595,407	[1]	5,580,109	$ 4,709,911
Investments in associates	2,041,402		1,830,884
Fair value through profit or loss
Assets
Debt instruments	23,459,380		23,035,281
Fair value through other comprehensive income
Assets
Debt instruments	3,551,348		5,084,416
Recurring Fair Value
Assets
Debt instruments	27,010,728		28,119,697
Equity securities	1,463,622		1,011,310
Other financial assets	30,285		34,385
Derivative financial instruments	4,417,863		2,938,142
Investment properties	6,595,407		5,580,109
Investments in associates	2,041,402		1,830,884
Total	41,559,307		39,514,527
Recurring Fair Value | Forwards
Assets
Derivative financial instruments	2,954,592		1,136,475
Recurring Fair Value | Forwards | Foreign exchange contracts
Assets
Derivative financial instruments	2,895,452		1,084,830
Recurring Fair Value | Forwards | Equity contracts
Assets
Derivative financial instruments	59,140		51,645
Recurring Fair Value | Swaps
Assets
Derivative financial instruments	1,347,194		1,699,289
Recurring Fair Value | Swaps | Foreign exchange contracts
Assets
Derivative financial instruments	1,068,740		1,463,256
Recurring Fair Value | Swaps | Interest rate contracts
Assets
Derivative financial instruments	278,454		236,033
Recurring Fair Value | Options
Assets
Derivative financial instruments	116,077		102,378
Recurring Fair Value | Options | Foreign exchange contracts
Assets
Derivative financial instruments	116,077		102,378
Recurring Fair Value | Lands
Assets
Investment properties	563,185		499,833
Recurring Fair Value | Buildings
Assets
Investment properties	6,032,222		5,080,276
Recurring Fair Value | Fair value through profit or loss
Assets
Debt instruments	23,459,380		23,035,281
Recurring Fair Value | Fair value through profit or loss | Securities issued by the Colombian Government
Assets
Debt instruments	12,615,680		11,644,181
Recurring Fair Value | Fair value through profit or loss | Securities issued or secured by government entities
Assets
Debt instruments	152,574		118,760
Recurring Fair Value | Fair value through profit or loss | Securities issued by other financial institutions
Assets
Debt instruments	825,334		731,564
Recurring Fair Value | Fair value through profit or loss | Securities issued by foreign governments
Assets
Debt instruments	9,776,321		10,283,450
Recurring Fair Value | Fair value through profit or loss | Corporate bonds
Assets
Debt instruments	89,471		257,326
Recurring Fair Value | Fair value through other comprehensive income
Assets
Debt instruments	3,551,348		5,084,416
Recurring Fair Value | Fair value through other comprehensive income | Securities issued by the Colombian Government
Assets
Debt instruments	2,625,566		2,683,925
Recurring Fair Value | Fair value through other comprehensive income | Securities issued by other financial institutions
Assets
Debt instruments	63,624		276,837
Recurring Fair Value | Fair value through other comprehensive income | Securities issued by foreign governments
Assets
Debt instruments	0		1,484,546
Recurring Fair Value | Fair value through other comprehensive income | Corporate bonds
Assets
Debt instruments	862,158		639,108
Recurring Fair Value | Level 1
Assets
Debt instruments	16,736,978		17,666,770
Equity securities	50,909		31,086
Derivative financial instruments	136,560		105,721
Total	16,924,447		17,803,577
Recurring Fair Value | Level 1 | Swaps
Assets
Derivative financial instruments	136,560		105,560
Recurring Fair Value | Level 1 | Swaps | Interest rate contracts
Assets
Derivative financial instruments	136,560		105,560
Recurring Fair Value | Level 1 | Options
Assets
Derivative financial instruments	0		161
Recurring Fair Value | Level 1 | Options | Foreign exchange contracts
Assets
Derivative financial instruments	0		161
Recurring Fair Value | Level 1 | Fair value through profit or loss
Assets
Debt instruments	16,736,978		17,082,063
Recurring Fair Value | Level 1 | Fair value through profit or loss | Securities issued by the Colombian Government
Assets
Debt instruments	10,176,528		10,625,153
Recurring Fair Value | Level 1 | Fair value through profit or loss | Securities issued by other financial institutions
Assets
Debt instruments	206,151		140,703
Recurring Fair Value | Level 1 | Fair value through profit or loss | Securities issued by foreign governments
Assets
Debt instruments	6,350,052		6,191,395
Recurring Fair Value | Level 1 | Fair value through profit or loss | Corporate bonds
Assets
Debt instruments	4,247		124,812
Recurring Fair Value | Level 1 | Fair value through other comprehensive income
Assets
Debt instruments	0		584,707
Recurring Fair Value | Level 1 | Fair value through other comprehensive income | Securities issued by the Colombian Government
Assets
Debt instruments	0		35,570
Recurring Fair Value | Level 1 | Fair value through other comprehensive income | Securities issued by other financial institutions
Assets
Debt instruments	0		119,479
Recurring Fair Value | Level 1 | Fair value through other comprehensive income | Securities issued by foreign governments
Assets
Debt instruments	0		368,736
Recurring Fair Value | Level 1 | Fair value through other comprehensive income | Corporate bonds
Assets
Debt instruments	0		60,922
Recurring Fair Value | Level 2
Assets
Debt instruments	7,034,364		7,065,309
Equity securities	624,781		262,351
Derivative financial instruments	3,253,016		1,970,223
Total	10,912,161		9,297,883
Recurring Fair Value | Level 2 | Forwards
Assets
Derivative financial instruments	2,166,333		618,259
Recurring Fair Value | Level 2 | Forwards | Foreign exchange contracts
Assets
Derivative financial instruments	2,131,966		617,961
Recurring Fair Value | Level 2 | Forwards | Equity contracts
Assets
Derivative financial instruments	34,367		298
Recurring Fair Value | Level 2 | Swaps
Assets
Derivative financial instruments	1,034,944		1,315,757
Recurring Fair Value | Level 2 | Swaps | Foreign exchange contracts
Assets
Derivative financial instruments	905,862		1,200,777
Recurring Fair Value | Level 2 | Swaps | Interest rate contracts
Assets
Derivative financial instruments	129,082		114,980
Recurring Fair Value | Level 2 | Options
Assets
Derivative financial instruments	51,739		36,207
Recurring Fair Value | Level 2 | Options | Foreign exchange contracts
Assets
Derivative financial instruments	51,739		36,207
Recurring Fair Value | Level 2 | Fair value through profit or loss
Assets
Debt instruments	6,621,093		5,841,138
Recurring Fair Value | Level 2 | Fair value through profit or loss | Securities issued by the Colombian Government
Assets
Debt instruments	2,436,729		1,019,028
Recurring Fair Value | Level 2 | Fair value through profit or loss | Securities issued or secured by government entities
Assets
Debt instruments	152,574		118,760
Recurring Fair Value | Level 2 | Fair value through profit or loss | Securities issued by other financial institutions
Assets
Debt instruments	550,010		513,040
Recurring Fair Value | Level 2 | Fair value through profit or loss | Securities issued by foreign governments
Assets
Debt instruments	3,426,269		4,092,055
Recurring Fair Value | Level 2 | Fair value through profit or loss | Corporate bonds
Assets
Debt instruments	55,511		98,255
Recurring Fair Value | Level 2 | Fair value through other comprehensive income
Assets
Debt instruments	413,271		1,224,171
Recurring Fair Value | Level 2 | Fair value through other comprehensive income | Securities issued by other financial institutions
Assets
Debt instruments	63,624		107,614
Recurring Fair Value | Level 2 | Fair value through other comprehensive income | Securities issued by foreign governments
Assets
Debt instruments	0		1,115,810
Recurring Fair Value | Level 2 | Fair value through other comprehensive income | Corporate bonds
Assets
Debt instruments	349,647		747
Recurring Fair Value | Level 3
Assets
Debt instruments	3,239,386		3,387,618
Equity securities	787,932		717,873
Other financial assets	30,285		34,385
Derivative financial instruments	1,028,287		862,198
Investment properties	6,595,407		5,580,109
Investments in associates	2,041,402		1,830,884
Total	13,722,699		12,413,067
Recurring Fair Value | Level 3 | Forwards
Assets
Derivative financial instruments	788,259		518,216
Recurring Fair Value | Level 3 | Forwards | Foreign exchange contracts
Assets
Derivative financial instruments	763,486		466,869
Recurring Fair Value | Level 3 | Forwards | Equity contracts
Assets
Derivative financial instruments	24,773		51,347
Recurring Fair Value | Level 3 | Swaps
Assets
Derivative financial instruments	175,690		277,972
Recurring Fair Value | Level 3 | Swaps | Foreign exchange contracts
Assets
Derivative financial instruments	162,878		262,479
Recurring Fair Value | Level 3 | Swaps | Interest rate contracts
Assets
Derivative financial instruments	12,812		15,493
Recurring Fair Value | Level 3 | Options
Assets
Derivative financial instruments	64,338		66,010
Recurring Fair Value | Level 3 | Options | Foreign exchange contracts
Assets
Derivative financial instruments	64,338		66,010
Recurring Fair Value | Level 3 | Lands
Assets
Investment properties	563,185		499,833
Recurring Fair Value | Level 3 | Buildings
Assets
Investment properties	6,032,222		5,080,276
Recurring Fair Value | Level 3 | Fair value through profit or loss
Assets
Debt instruments	101,309		112,080
Recurring Fair Value | Level 3 | Fair value through profit or loss | Securities issued by the Colombian Government
Assets
Debt instruments	2,423
Recurring Fair Value | Level 3 | Fair value through profit or loss | Securities issued by other financial institutions
Assets
Debt instruments	69,173		77,821
Recurring Fair Value | Level 3 | Fair value through profit or loss | Corporate bonds
Assets
Debt instruments	29,713		34,259
Recurring Fair Value | Level 3 | Fair value through other comprehensive income
Assets
Debt instruments	3,138,077		3,275,538
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Securities issued by the Colombian Government
Assets
Debt instruments	2,625,566		2,648,355
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Securities issued by other financial institutions
Assets
Debt instruments	0		49,744
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Corporate bonds
Assets
Debt instruments	$ 512,511		$ 577,439

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.